UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Arizona - 80.9%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,736,865
Series 2013A
5.00%, 7/01/37	3,000	3,424,890
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,019,760
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	1,000	981,380
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,059,890
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/34	3,000	3,309,210
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,293,130
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,312,700
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,727,150
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,064,040
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	3,080	3,228,641
Series 2010A
5.00%, 7/01/31	2,000	2,191,500
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18	105	105,338
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	615,196
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28-7/01/29	2,360	2,724,619
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,147,470
AGM Series 2010
5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,241,600

	Principal Amount (000)	U.S. $ Value
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,126,386
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	775	776,969
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25	1,322	1,324,102
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36	600	554,628
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,072,300
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,765,425
Greater Arizona Development Authority
NATL Series 2005B
5.00%, 8/01/25	105	105,361
Hassayampa Community Facilities District
Series 2000
7.50%, 7/01/24	265	265,954
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36	1,000	894,410
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.00%, 7/01/32	250	271,728
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,816,725
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	3,840,604
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,580,073
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	2,500	2,789,800

	Principal Amount (000)	U.S. $ Value
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,118,720
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2011
5.00%, 6/01/26	3,000	3,414,240
Pinal County Industrial Development Authority (Florence West Prison LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,400,798
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,725,360
Series 2015A
5.00%, 12/01/35	2,000	2,287,020
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,135,430
5.25%, 12/01/22-12/01/23	1,165	1,341,933
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,533,820
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,308,624
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,884,562
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,497,727
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,778
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,259,269
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,216,867

		100,477,992

Delaware - 0.4%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	520	545,646

	Principal Amount (000)	U.S. $ Value
Florida - 2.6%
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,210,063
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,081,250

		3,291,313

Illinois - 2.9%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,503,559
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	1,000	1,040,860

		3,544,419

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	500	514,805

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000F
0.84%, 12/01/30 (a)	700	646,029
NATL Series 2000G
0.855%, 12/01/30 (a)	225	207,670

		853,699

Minnesota - 1.0%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,287,160

Nebraska - 1.1%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	1,165	1,327,354

New York - 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.949%, 3/01/27 (a)	500	473,405
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	120	137,860
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	757,575

		1,368,840

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	600	589,170
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	500	503,745

		1,092,915

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	320	290,826

Puerto Rico - 3.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,855	1,889,076
Series 2008
5.125%, 12/01/27	385	403,496
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	1,500	1,547,265

		3,839,837

Texas - 3.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,116,390
Series 2015B
5.00%, 1/01/34	1,300	1,454,154
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	959,263
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	474,516

		4,004,323

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,114,550

Total Investments - 99.4% (cost $120,014,346) (b)		123,553,679
Other assets less liabilities – 0.6%		725,970

Net Assets - 100.0%		$124,279,649

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,600	3/09/21	3 Month LIBOR	1.383%	$(73,319)
Morgan Stanley & Co., LLC/(CME Group)	3,200	12/29/21	3 Month LIBOR	1.989%	(18,864)

					$(92,183)

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $1,327,104 or 1.07% of net assets.
(b)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,314,429 and gross unrealized depreciation of investments was $(775,096), resulting in net unrealized appreciation of $3,539,333.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.5% and 1.8%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$115,919,540		$7,634,139		$123,553,679

Total Investments in Securities		– 0	–	115,919,540		7,634,139		123,553,679
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(92,183)		– 0	–	(92,183)

Total (b)	$	– 0	–	$115,827,357		$7,634,139		$123,461,496

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$7,014,598		$7,014,598
Accrued discounts/(premiums)	(1,232)		(1,232)
Realized gain (loss)	71		71
Change in unrealized appreciation/depreciation	(256,450)		(256,450)
Purchases	1,607,152		1,607,152
Sales	(730,000)		(730,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$7,634,139		$7,634,139

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(256,181)		$(256,181)

As of February 28, 2017 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)			Dividend Income (000)
$3,225	$11,413	$14,638	$	– 0	–	$2

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
Massachusetts - 83.2%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,168,340
Series 2010A
5.00%, 11/01/29 (Pre-refunded/ETM)	4,000	4,403,520
5.00%, 11/01/30 (Pre-refunded/ETM)	1,000	1,100,880
Commonwealth of Massachusetts
Series 2015A
5.00%, 7/01/35	10,000	11,392,600
NATL Series 2000E
0.84%, 12/01/30 (a)	2,825	2,607,190
NATL Series 2000F
0.84%, 12/01/30 (a)	1,225	1,130,550
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,833,100
AGM Series 2005A
3.33%, 6/01/20 (b)	2,000	2,077,260
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,230,266
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,866,423
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,272,340
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,553,982
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,182,190
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,182,190
Series 2009A
5.25%, 11/15/23 (Pre-refunded/ETM)	2,000	2,144,488
Series 2009V-1
5.00%, 10/01/29 (Pre-refunded/ETM)	3,300	3,624,423
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	8,048,180
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,692,160
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	4,969,125
Massachusetts Development Finance Agency (Berklee College of Music, Inc.)
Series 2016
5.00%, 10/01/32-10/01/34	3,000	3,416,740

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,301,521
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,613,350
Series 2017T
5.00%, 7/01/37	1,000	1,146,770
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,488,160
Series 2010O-2
5.00%, 10/01/28	3,500	3,808,560
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,204,726
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	2,435	2,683,892
5.25%, 1/01/42	1,000	1,111,740
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31	2,000	2,217,900
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,545,350
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,257,212
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,051,910
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,273,797
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	1,989,240
5.00%, 7/01/32	1,600	1,785,472
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2016
5.00%, 7/01/30-7/01/31	4,150	4,868,137
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,620,350

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,608,495
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2016
5.00%, 1/01/36	2,345	2,624,735
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,663,524
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,670,968
Massachusetts Health & Educational Facilities Authority
Series 2009O
5.75%, 7/01/26 (Pre-refunded/ETM)	2,000	2,128,540
Series 2010B
5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,333,004
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	214,418
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,065,280
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group)
Series 2007E
5.00%, 7/15/22	1,220	1,235,116
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,793,140
Massachusetts Health & Educational Facilities Authority (Suffolk University)
Series 2009A
6.00%, 7/01/24	2,000	2,144,560
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,704,825
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	2,000,707
5.375%, 6/01/27	3,060	3,218,049

	Principal Amount (000)	U.S. $ Value
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	3,048,953
Series 2012B
5.00%, 7/01/32	1,430	1,628,670
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,225,585
Series 2013A
5.00%, 5/15/32	2,500	2,869,200
Series 2015B
5.00%, 1/15/30	3,770	4,380,740
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,793,770
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,304,140
Series 2016C
5.00%, 8/01/33	10,000	11,673,700
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,828,000
University of Massachusetts Building Authority (University of Massachusetts)
Series 20141
5.00%, 11/01/44	2,000	2,231,280

		209,253,433

Arizona - 2.0%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,369,062
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	749,384

		5,118,446

California - 0.1%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	382,723

Connecticut - 0.4%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,121,980

Florida - 1.4%
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,403,920

Illinois - 1.7%
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,061,182

	Principal Amount (000)	U.S. $ Value
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	2,475	2,796,849
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	410	402,936

		4,260,967

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,000	1,040,920

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,699,310

New Jersey - 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,251,490

New York - 2.3%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	5,065	5,752,979

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	981,950

Ohio - 0.7%
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2016
5.00%, 1/01/36	1,100	1,135,585
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	545,298

		1,680,883

Pennsylvania - 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,235,327

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	724,308
Series 2008
5.125%, 12/01/27	1,965	2,059,399

		2,783,707

Texas - 1.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,116,390
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,244,758
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	615,741

		2,976,889

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (c)	750	837,847
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25	1,000	1,093,180

		1,931,027

Total Municipal Obligations (cost $234,292,996)		244,875,951

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (d)(e) (cost $4,103,635)	4,103,635	4,103,635

U.S. $ Value
Total Investments - 99.0% (cost $238,396,631) (f)	248,979,586
Other assets less liabilities - 1.0%	2,489,574

Net Assets - 100.0%	$251,469,160

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$11,000	10/29/21	3 Month LIBOR	2.022%	$41,788
Morgan Stanley & Co., LLC/(CME Group)	5,570	10/14/21	3 Month LIBOR	1.323%	(139,332)

					$(97,544)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA*	3.792%	$236,977

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $3,737,740 or 1.49% of net assets.
(b)	Variable rate coupon, rate shown as of February 28, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of this security amounted to $837,847 or 0.3% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,935,030 and gross unrealized depreciation of investments was $(1,352,075), resulting in net unrealized appreciation of $10,582,955.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$242,960,960		$1,914,991		$244,875,951
Short-Term Investments		4,103,635		– 0	–	– 0	–	4,103,635

Total Investments in Securities		4,103,635		242,960,960		1,914,991		248,979,586
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	41,788		– 0	–	41,788
Interest Rate Swaps		– 0	–	236,977		– 0	–	236,977
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(139,332)		– 0	–	(139,332)

Total (b)		$4,103,635		$243,100,393		$1,914,991		$249,119,019

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,507,126		$1,507,126
Accrued discounts/(premiums)	(249)		(249)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(43,739)		(43,739)
Purchases	496,853		496,853
Sales	(45,000)		(45,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$1,914,991		$1,914,991

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(43,739)		$(43,739)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$3,265	$41,800	$40,961	$4,104	$5

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.4%
Minnesota - 98.4%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,868,415
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,446,466
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	859,954
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,147,760
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	650	653,179
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,117,180
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,167,130
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,651,555
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,621,588
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,085,060
City of St Cloud MN
Series 2010A
5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,575,061
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	103,529
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,267,921
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	2,900	3,310,816
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	972,820

	Principal Amount (000)	U.S. $ Value
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,536,204
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	3,475	3,586,756
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health System)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,320,288
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	1,998,731
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	600	636,438
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,121,310
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	484,592
Minneapolis Special School District No 1
Series 2016
5.00%, 2/01/31	3,000	3,559,140
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,364,112
Series 2012B
5.00%, 1/01/29	1,250	1,400,912
Series 2016A
5.00%, 1/01/30	1,000	1,185,950
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,097,960
Minnesota Higher Education Facilities Authority
Series 20107
5.00%, 10/01/20 (Pre-refunded/ETM)	445	488,152
Minnesota Higher Education Facilities Authority (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,146,040
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,072,750

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/31	2,770	2,993,705
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,542,044
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20107
5.00%, 10/01/20	255	277,820
Series 20158
5.00%, 12/01/32	1,000	1,139,580
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,083,930
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	846,105
Series 2016
5.00%, 10/01/47	1,000	1,127,220
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF)
Series 2016A
5.00%, 3/01/30	1,000	1,186,970
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	1,000	1,054,780
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,601,893
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,605,245
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,636,401
State of Minnesota
AGC Series 2009
5.00%, 6/01/21 (Pre-refunded/ETM)	1,970	2,141,666
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,121,320
5.00%, 1/01/39	1,500	1,700,745
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,615,344
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,767,475

Total Municipal Obligations (cost $75,306,751)		78,290,012

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (a)(b) (cost $451,600)	451,600	451,600

Total Investments - 99.0% (cost $75,758,351) (c)		78,741,612
Other assets less liabilities - 1.0%		835,372

Net Assets - 100.0%		$79,576,984

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,000	1/10/21	3 Month LIBOR	1.898%	$9,065
Morgan Stanley & Co., LLC/(CME Group)	4,210	12/29/21	3 Month LIBOR	1.989%	(24,818)

					$(15,753)

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,266,801 and gross unrealized depreciation of investments was $(283,540), resulting in net unrealized appreciation of $2,983,261.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 2.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$77,801,860		$488,152		$78,290,012
Short-Term Investments		451,600		– 0	–	– 0	–	451,600

Total Investments in Securities		451,600		77,801,860		488,152		78,741,612
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	9,065		– 0	–	9,065
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(24,818)		– 0	–	(24,818)

Total (b)		$451,600		$77,786,107		$488,152		$78,725,859

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$1,730,333		$1,730,333
Accrued discounts/(premiums)	(3,537)		(3,537)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	21,412		21,412
Purchases	470,277		470,277
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(1,730,333)		(1,730,333	)(a)

Balance as of 2/28/17	$488,152		$488,152

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$21,412		$21,412

(a)	An amount of $1,730,333 was transferred out of Level 3 into Level 2 as these securities were rated by third party vendor during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$1,703	$14,911	$16,162	$452	$4

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
New Jersey - 71.6%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	$3,500	$3,972,885
Landis Sewage Authority
NATL Series 1993
8.237%, 9/19/19 (a)	900	973,332
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,623,581
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016A
5.00%, 6/01/41	1,000	952,690
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,080,880
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,170,540
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,087,190
5.50%, 1/01/27	1,000	1,123,060
New Jersey Economic Development Authority (Seeing Eye, Inc.(The))
Series 2012
5.00%, 6/01/32	4,000	4,469,720
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,240,189
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,742,250
New Jersey Educational Facilities Authority (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,560,700
New Jersey Health Care Facilities Financing Authority
Series 2008
5.125%, 7/01/22 (Pre-refunded/ETM)	455	479,566
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM)	320	382,566

AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,499,540

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	45	46,818
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center)
Series 2010
5.00%, 1/01/34	1,940	2,053,548
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,261,679
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group)
Series 2013
5.25%, 7/01/31	1,480	1,626,683
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2016A
5.00%, 7/01/33	1,000	1,117,610
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	2,943,928
NATL Series 2006A
5.00%, 6/15/18	3,400	3,406,222
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,280,250
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	5,678,868
NATL Series 2000B
1.138%, 1/01/30 (b)	600	540,039
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,546,501
Rutgers The State University of New Jersey
Series 2009F
5.00%, 5/01/30 (Pre-refunded/ETM)	1,000	1,085,290
Series 2013L
5.00%, 5/01/30	4,500	5,100,075
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	2,000	1,915,840
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,585	2,594,306

	Principal Amount (000)	U.S. $ Value
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	4,930,682

		78,487,028

California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	425,248

District of Columbia - 3.1%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	3,070	3,406,380

Idaho - 3.7%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,081,248

Illinois - 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,081,520
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,022,760

		2,104,280

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
0.855%, 12/01/30 (b)	200	184,596

New York - 11.0%
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	290	334,651
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	1,750	1,984,745
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.949%, 3/01/27 (b)	470	445,001
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,819,373
Series 2014
5.00%, 9/01/31	1,100	1,249,842

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,240,754

		12,074,366

Ohio - 0.3%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (c)	500	4,750
Series 2014
10.635%, 8/01/25 (c)	67	640
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	280	254,472

		259,862

Pennsylvania - 4.5%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,923,120

Puerto Rico - 1.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,334,065
Series 2008
5.125%, 12/01/27	305	319,652

		1,653,717

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,105,200

Total Municipal Obligations (cost $102,392,708)		108,705,045

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (d)(e) (cost $131,089)	131,089	131,089

Total Investments – 99.3% (cost $102,523,797) (f)		108,836,134
Other assets less liabilities – 0.7%		750,922

Net Assets – 100.0%		$109,587,056

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$3,250	10/04/21	3 Month LIBOR	1.286%	$(99,515)
Morgan Stanley & Co., LLC/(CME Group)	3,680	12/29/21	3 Month LIBOR	1.989%	(21,694)

					$(121,209)

(a)	Variable rate coupon, rate shown as of February 28, 2017.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $1,169,636 or 1.07% of net assets.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,842,291 and gross unrealized depreciation of investments was $(529,954), resulting in net unrealized appreciation of $6,312,337.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 25.6% and 9.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$106,550,182		$2,154,863		$108,705,045
Short-Term Investments		131,089		– 0	–	– 0	–	131,089

Total Investments in Securities		131,089		106,550,182		2,154,863		108,836,134

Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(121,209)		– 0	–	(121,209)

Total (b)		$131,089		$106,428,973		$2,154,863		$108,714,925

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$360,460		$360,460
Accrued discounts/(premiums)	(3,374)		(3,374)
Realized gain (loss)	25,599		25,599
Change in unrealized appreciation/depreciation	(11,924)		(11,924)
Purchases	2,311,377		2,311,377
Sales	(527,275)		(527,275)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$2,154,863		$2,154,863

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(11,924)		$(11,924)

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$449	$9,218	$9,536	$131	$1

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
Ohio - 81.4%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,232,040
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,300	1,247,597
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM)	155	180,811
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,163,975
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,546,608
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,825,233
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,419,850
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,398,070
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (a)	500	4,750
Series 2014
10.635%, 8/01/25 (a)	67	639
Columbus City School District
Series 2016A
5.00%, 12/01/31	1,000	1,169,180
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,567,422
County of Cuyahoga OH
AGC Series 2004
5.00%, 11/15/19	1,160	1,163,457
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,624,032
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax)
Series 2014
5.00%, 12/01/34	1,000	1,147,670
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	772,456
5.80%, 5/20/44	1,150	1,153,553

	Principal Amount (000)	U.S. $ Value
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	865	858,080
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,658,621
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	5,024,236
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,105,480
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,716,680
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	575	578,381
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,497,834
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,286,600
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,510,419
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,131,560
Mount Healthy City School District
Series 2015
5.00%, 12/01/33	1,000	1,125,480
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,337,020
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	315	286,335
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	668,010
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	847,230
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,554,554
Ohio Water Development Authority
Series 2010A
5.00%, 12/01/22 (Pre-refunded/ETM)	2,800	3,090,360

	Principal Amount (000)	U.S. $ Value
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,065,050
5.00%, 12/01/39	750	847,410
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,395,854
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,498,549
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,574,904

		79,275,990

California - 0.8%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	750	781,245
State of California
Series 2004
5.25%, 4/01/29	5	5,016

		786,261

Florida - 2.6%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,081,570
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,435,148

		2,516,718

Illinois - 2.5%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	2,250	2,481,277

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000G
0.855%, 12/01/30 (c)	700	646,084

New York - 4.7%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	3,813,992
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	110	126,371
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	687,229

		4,627,592

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	375	377,809

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	375	393,015

Tennessee - 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	679,852

Texas - 4.4%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,117,050
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,151,434
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	783,006
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	845,065
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	418,026

		4,314,581

West Virginia - 0.6%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
1.26%, 2/15/34 (c)	600	551,485

U.S. $ Value
Total Investments - 99.2% (cost $92,217,405) (d)	96,650,664
Other assets less liabilities - 0.8%	765,898

Net Assets - 100.0%	$97,416,562

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$2,720	12/29/21	3 Month LIBOR	1.989%	$(16,034)

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of this security amounted to $781,245 or 0.8% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $1,197,569 or 1.23% of net assets.
(d)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,721,078 and gross unrealized depreciation of investments was $(287,819), resulting in net unrealized appreciation of $4,433,259.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$94,523,823		$2,126,841		$96,650,664

Total Investments in Securities		– 0	–	94,523,823		2,126,841		96,650,664
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(16,034)		– 0	–	(16,034)

Total (b)	$	– 0	–	$94,507,789		$2,126,841		$96,634,630

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,192,182		$2,192,182
Accrued discounts/(premiums)	(2,889)		(2,889)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(62,452)		(62,452)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$2,126,841		$2,126,841

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$(62,452)		$(62,452)

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$629	$13,231	$13,860	$0	$1

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.8%
Long-Term Municipal Bonds - 100.8%
Pennsylvania - 88.5%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,208,472
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	500,955
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	415	377,156
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,887,994
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,420,924
AGM Series 2015A
5.00%, 12/01/37-12/01/40	1,780	1,984,346
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,327,240
Cheltenham Township School District
Series 2016B
5.00%, 2/15/36	1,000	1,117,760
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,843,300
Series 2017
5.00%, 8/01/31	1,000	1,137,390
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	1,800	2,053,332
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	1,800	1,799,928
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46	500	500,645
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	300	314,574
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	1,645	1,655,067
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,366,279

	Principal Amount (000)	U.S. $ Value
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/37 (a)	2,000	2,265,460
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,852,230
Lancaster County Hospital Authority/PA (University of Pennsylvania Health System Obligated Group (The))
Series 2016
5.00%, 8/15/33	1,165	1,314,551
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	735	833,137
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	765	778,594
New Wilmington Municipal Authority (Westminster College/PA)
AGC Series 2007
5.00%, 5/01/27	1,040	1,047,280
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	1,000	1,039,920
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,293,100
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,194,740
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,121,830
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/34	1,800	2,005,488
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University)
Series 2010
5.00%, 3/01/27 (Pre-refunded/ETM)	1,460	1,623,622
5.00%, 3/01/28 (Pre-refunded/ETM)	1,390	1,545,777
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania)
Series 2017A
5.00%, 8/15/33	3,000	3,512,790

	Principal Amount (000)	U.S. $ Value
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	130	137,927
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	4,000	4,346,000
Pennsylvania Turnpike Commission
Series 2010A-2
5.00%, 12/01/30	1,375	1,528,849
5.00%, 12/01/30 (Pre-refunded/ETM)	810	919,172
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2016A
5.00%, 12/01/32	2,000	2,302,860
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	400	408,556
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)(d)	350	3,500
Philadelphia Authority for Industrial Development (Temple University)
Series 2016-2
5.00%, 4/01/29	1,000	1,137,120
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,250,380
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	3,003,468
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,303,360
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,185,671
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/33	2,000	2,255,610
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,463,400
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	2,220	2,318,368
Wilkes-Barre Finance Authority (University of Scranton (The))
Series 2010
5.00%, 11/01/30	2,500	2,769,025

	Principal Amount (000)	U.S. $ Value
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	205	205,000

		85,462,147

Massachusetts - 1.8%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,721,520

New York - 7.3%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,125,060
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,010,223
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.949%, 3/01/27 (e)	490	463,938
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28	3,000	3,431,460

		7,030,681

Puerto Rico - 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,180	1,236,687

Texas - 1.9%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,340,460
City of Houston TX Airport System Revenue
AGM Series 2000P
1.44%, 7/01/30 (e)	525	487,762

		1,828,222

Total Municipal Obligations (cost $92,951,207)		97,279,257

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (f)(g) (cost $514,519)	514,519	514,519

Total Investments - 101.3% (cost $93,465,726) (h)		97,793,776
Other assets less liabilities - (1.3)%		(1,237,638)

Net Assets - 100.0%		$96,556,138

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$3,530	12/29/21	3 Month LIBOR	1.989%	$(20,809)

(a)	When-Issued or delayed delivery security.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Illiquid security.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of these securities amounted to $951,700 or 0.99% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,177,580 and gross unrealized depreciation of investments was $(849,530), resulting in net unrealized appreciation of $4,328,050.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.1% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,383,152		$3,896,105		$97,279,257
Short-Term Investments		514,519		– 0	–	– 0	–	514,519

Total Investments in Securities		514,519		93,383,152		3,896,105		97,793,776
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(20,809)		– 0	–	(20,809)

Total (b)		$514,519		$93,362,343		$3,896,105		$97,772,967

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$2,878,296		$2,878,296
Accrued discounts/(premiums)	(406)		(406)
Realized gain (loss)	3,865		3,865
Change in unrealized appreciation/depreciation	13,638		13,638
Purchases	1,310,000		1,310,000
Sales	(309,288)		(309,288)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$3,896,105		$3,896,105

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$22,542		$22,542

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$0	$13,031	$12,516	$515	$2

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Virginia - 74.1%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,320	$1,322,046
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	585	599,490
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,337,840
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,000	1,013,360
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25	2,275	2,576,278
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,872,360
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,314,100
City of Richmond VA
Series 2009
5.00%, 1/15/28 (Pre-refunded/ETM)	1,000	1,073,590
Series 2009A
5.00%, 7/15/27	1,400	1,523,746
Series 2016
5.00%, 1/15/34	5,000	5,756,500
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2013A
5.00%, 1/15/29	1,970	2,270,819
City of Richmond VA Public Utility Revenue
Series 2016
5.00%, 1/15/30	4,000	4,707,200
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	2,100,104
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM)	210	235,916
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM)	4,110	4,672,864
5.00%, 2/01/26	950	1,072,740
County of Henrico VA
Series 2008A
5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,070,070
Series 2010
5.00%, 7/15/24	6,600	7,397,148
County of Henrico VA Water & Sewer Revenue
Series 2009
5.00%, 5/01/25 (Pre-refunded/ETM)	1,165	1,264,363
Series 2009A
5.00%, 5/01/27 (Pre-refunded/ETM)	1,200	1,302,348

	Principal Amount (000)	U.S. $ Value
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	3,815,455
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,159,929
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26	1,000	991,150
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/28 (Pre-refunded/ETM)	8,635	9,640,200
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,136,820
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,081,900
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,483,328
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,076,800
Series 2012
5.00%, 5/15/35	1,800	1,995,840
Series 2014A
5.00%, 5/15/44	2,000	2,213,520
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,682,870
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	2,009,140
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,217,740
Lexington Industrial Development Authority
Series 2006B
5.00%, 12/01/30 (Pre-refunded/ETM)	3,885	4,223,539
Lexington Industrial Development Authority (Lexington Retirement Community, Inc.)
Series 2016
4.00%, 1/01/31	1,500	1,471,785
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,199,899

	Principal Amount (000)	U.S. $ Value
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	250	275,130
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,886,505
5.65%, 3/20/44	1,660	1,665,594
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,481,138
Prince William County Industrial Development Authority
Series 2011
5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,408,500
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/31	1,700	1,761,336
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	1,989,768
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,271,050
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31	1,000	1,058,890
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	4,000	3,684,440
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM)	395	448,653
5.00%, 1/15/24	1,645	1,861,137
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,570,400
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (a)	1,615	1,742,117
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,002,260

	Principal Amount (000)	U.S. $ Value
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	1,000	1,133,970
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	6,757,487
Virginia Resources Authority
Series 2009
5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,678,329
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM)	1,120	1,296,915
5.00%, 11/01/26	3,880	4,487,181
Series 2016C
4.00%, 11/01/34	4,000	4,240,080
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,738,840
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,674,200
5.50%, 1/01/42	1,000	1,068,800
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,792,301
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	720,615
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	3,877,170

		170,455,603

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,240,086
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	800,478

		5,040,564

California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	701,659

	Principal Amount (000)	U.S. $ Value
Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,371,390

District of Columbia - 7.7%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,414,715
Series 2012A
5.00%, 10/01/30	2,480	2,745,038
Series 2016A
5.00%, 10/01/35	1,200	1,346,412
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	4,887,509
Washington Metropolitan Area Transit Authority
Series 2009A
5.25%, 7/01/27	3,000	3,252,750

		17,646,424

Florida - 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	434,800
5.25%, 10/01/30	1,000	1,081,110

		1,515,910

Illinois - 1.0%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,250,072

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.855%, 12/01/30 (c)	1,250	1,153,721

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,667,547

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,139,080

New York - 3.4%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,518,119
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	185	212,534

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,179,653

		7,910,306

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37	1,000	981,950

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	545,298

Puerto Rico - 1.8%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	2,000	2,151,840
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,646,628
Series 2008
5.125%, 12/01/27	290	303,932

		4,102,400

Texas - 2.4%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,454,154
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,179,279
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,267,598
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	627,039
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,120,720

		5,648,790

	Principal Amount (000)	U.S. $ Value
Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	424,836

Wisconsin - 1.8%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM)	2,700	3,163,428
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,089,720

		4,253,148

Total Municipal Obligations (cost $216,601,920)		226,808,698

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (d)(e) (cost $1,552,069)	1,552,069	1,552,069

Total Investments - 99.2% (cost $218,153,989) (f)		228,360,767
Other assets less liabilities - 0.8%		1,740,453

Net Assets - 100.0%		$230,101,220

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$5,520	10/14/21	3 Month LIBOR	1.323%	$(138,082)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA*	3.792%	$207,355

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $2,341,607 or 1.0% of net assets.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2017 and the aggregate market value of this security amounted to $1,153,721 or 0.50% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,591,923 and gross unrealized depreciation of investments was $(1,385,145), resulting in net unrealized appreciation of $10,206,778.

As of February 28, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$211,251,370		$15,557,328		$226,808,698
Short-Term Investments		1,552,069		– 0	–	– 0	–	1,552,069

Total Investments in Securities		1,552,069		211,251,370		15,557,328		228,360,767
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	207,355		– 0	–	207,355
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(138,082)		– 0	–	(138,082)

Total (b)		$1,552,069		$211,320,643		$15,557,328		$228,430,040

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$6,315,195		$6,315,195
Accrued discounts/(premiums)	(44,849)		(44,849)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	82,477		82,477
Purchases	9,204,505		9,204,505
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/17	$15,557,328		$15,557,328

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$82,477		$82,477

As of February 28, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$1,253	$29,593	$29,294	$1,552	$10

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017